Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)[1]	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)[1]	Value of Initial Fixed $100 Investment Based On:		Net Income($)[4]	Adjusted Diluted EPS($)[5]
					Total Shareholder Return ($)[2]	Peer Group Total Shareholder Return ($)[3]
2023	9,025,811	547,678	1,905,612	485,389	102	125	329.7	4.21
2022	7,311,953	10,442,137	2,316,841	2,831,673	132	115	443.3	4.16
2021	8,629,851	14,493,119	2,244,282	3,334,008	118	132	409.9	3.62

Company Selected Measure Name	adjusted diluted EPS
Peer Group Issuers, Footnote	The Peer Group TSR used for this calculation is based on the S&P 500 Industrial Machinery Index, which we also use for purposes of our stock performance graph in our most recent annual report on Form 10-K for the fiscal year ended October 31, 2023. The peer group TSR is calculated using the same methodology as describe in footnote 2 above, with the returns of each component company of this group weighted according to the respective company's stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 9,025,811	$ 7,311,953	$ 8,629,851
PEO Actually Paid Compensation Amount	$ 547,678	10,442,137	14,493,119
Adjustment To PEO Compensation, Footnote

Year	SCT Total for PEO ($)	SCT Reported Equity Award Value for PEO ($)	Equity Award Adjustments for PEO ($)[1]	Change in the Actuarial Present Value of Pension Benefits for PEO ($)	Pension Benefit Adjustments for PEO ($)	Compensation Actually Paid to PEO ($)
2023	9,025,811	(7,291,746)	(1,186,387)	0	0	547,678
2022	7,311,953	(4,996,891)	8,127,075	0	0	10,442,137
2021	8,629,851	(5,187,602)	11,050,870	0	0	14,493,119
1.Represents the year-over-year change in the fair value of equity awards provided to the PEO as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	2,824,764	(2,977,151)	0	(1,034,000)	0	0	(1,186,387)
2022	6,061,704	2,062,723	0	2,648	0	0	8,127,075
2021	6,964,945	2,408,829	0	1,677,096	0	0	11,050,870

Non-PEO NEO Average Total Compensation Amount	$ 1,905,612	2,316,841	2,244,282
Non-PEO NEO Average Compensation Actually Paid Amount	$ 485,389	2,831,673	3,334,008
Adjustment to Non-PEO NEO Compensation Footnote

Year	SCT Total for Non-PEO NEOs ($)	SCT Reported Equity Award Value for Non-PEO NEOs ($)	Equity Award Adjustments for Non-PEO NEOs ($)[1]	Change in the Actuarial Present Value of Pension Benefits for Non-PEO NEOs($)	Pension Benefit Adjustments for Non PEO-NEOs($)	Compensation Actually Paid to Non-PEO NEOs($)
2023	1,905,612	(1,297,243)	(122,980)	0	0	485,389
2022	2,316,841	(1,315,478)	1,831,583	0	0	2,831,673
2021	2,244,282	(1,020,368)	2,110,094	0	0	3,334,008
1.Represents the average of the year-over-year change in the fair value of equity awards to our Non-PEO NEOs as summarized below:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	466,643	(327,514)	0	(120,273)	(144,551)	2,716	(122,980)
2022	1,533,967	329,900	0	(38,169)	0	5,885	1,831,583
2021	1,369,547	434,551	0	304,589	0	1,407	2,110,094

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures
Adjusted Diluted EPS
Revenue and Revenue Growth
Working Capital as a Percent of Sales
Net Income Plus After-Tax Interest

Total Shareholder Return Amount	$ 102	132	118
Peer Group Total Shareholder Return Amount	125	115	132
Net Income (Loss)	$ 329,700,000	$ 443,300,000	$ 409,900,000
Company Selected Measure Amount	4.21	4.16	3.62
PEO Name	Richard M. Olson	Richard M. Olson	Richard. M. Olson
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the amount of "compensation actually paid" as computed in accordance with Item 402(v) of Regulation S-K. Details on these amounts can be found in the PEO Compensation and Average Non-PEO NEO Compensation information on the following pages. The dollars amounts do not reflect the actual amount of compensation earned by or paid to our PEO or NEOs during the applicable fiscal year. Total Shareholder Return (TSR) assumes $100 is invested as of October 31, 2020. TSR represents cumulative return over the applicable period and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.Amounts reported represent the amount of net earnings reflected in our audited consolidated financial statements for the applicable fiscal year, as reported in our annual report on Form 10-K for the such fiscal year. Amounts reports represent the amount of adjusted diluted EPS, which is a non-GAAP financial measure that is calculated by taking adjusted net Earnings and dividing by diluted shares outstanding. While we use several financial performance measures for purposes of evaluating performance for our compensation programs, we have determined that the adjusted diluted EPS is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that we use to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. Note that adjusted diluted EPS for fiscal 2022 as used as a financial performance measure to link compensation actually paid to our NEOs is different than adjusted diluted EPS as presented in our earnings release since the adjusted diluted EPS used as a financial performance measure to link compensation actually paid to our NEOs reflects an adjustment of $(.04) based on defined acquisition-related adjustment events at the beginning of the fiscal year and approved by the Compensation & HR Committee.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue and Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Working Capital as a Percent of Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income Plus After-Tax Interest
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,291,746)	$ (4,996,891)	$ (5,187,602)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,186,387)	8,127,075	11,050,870
PEO | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,824,764	6,061,704	6,964,945
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(2,977,151)	2,062,723	2,408,829
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,034,000)	2,648	1,677,096
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,297,243)	(1,315,478)	(1,020,368)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,980)	1,831,583	2,110,094
Non-PEO NEO | Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	466,643	1,533,967	1,369,547
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(327,514)	329,900	434,551
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(120,273)	(38,169)	304,589
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(144,551)	0	0
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 2,716	$ 5,885	$ 1,407